Annual Total Returns- Vanguard Institutional Target Retirement 2030 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2030 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	7.97%	17.57%	(5.82%)	21.14%	14.10%